Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income and Costs [Abstract]
Finance costs	$ 6,628	$ 992	$ 14,291	$ 4,530	$ 1,116
Finance income	255	14	326	610	1,015
Change in fair value of warrant liabilities	5,575		27,811
Exchange Gain / (Loss)			868	(2,836)	17,075
Finance Income (Loss), Net			14,714	(6,756)	16,974
Interest expense			10,234	252	851
Interest expense on lease liabilities			617	572	265
Interest expense on other financial liabilities			3,440	3,706
Finance costs	$ (6,628)	$ (992)	$ (14,291)	$ (4,530)	$ (1,116)